CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 926,431	$ 338,648
Inventories (Note 7)	1,510,716	1,418,941
Income taxes recoverable	26,432	27,602
Fair value of derivative financial instruments (Notes 6 and 21)	1,348	50,786
Other current assets (Note 8A)	340,354	355,175
Total current assets	2,805,281	2,191,152
Non-current assets:
Goodwill (Notes 23 and 24)	4,157,672	4,157,672
Property, plant and mine development (Note 9)	21,466,499	21,221,905
Investments (Notes 6 and 10)	612,889	345,257
Deferred income and mining tax asset (Note 25)	29,198	53,796
Other assets (Note 8B)	915,479	715,167
Total assets	29,987,018	28,684,949
Current liabilities:
Accounts payable and accrued liabilities (Note 11)	817,649	750,380
Share based liabilities (Note 17)	27,290	24,316
Interest payable	5,763	14,226
Income taxes payable (Note 25)	372,197	81,222
Current portion of long-term debt (Note 14)	90,000	100,000
Reclamation provision (Note 12)	58,579	24,266
Lease obligations (Note 13)	40,305	46,394
Fair value of derivative financial instruments (Notes 6 and 21)	100,182	7,222
Total current liabilities	1,511,965	1,048,026
Non-current liabilities:
Long-term debt (Note 14)	1,052,956	1,743,086
Reclamation provision (Note 12)	1,026,628	1,049,238
Lease obligations (Note 13)	98,921	115,154
Share based liabilities (Note 17)	12,505	11,153
Deferred income and mining tax liabilities (Note 25)	5,162,249	4,973,271
Other liabilities (Note 15)	288,894	322,106
Total liabilities	9,154,118	9,262,034
EQUITY
Common shares (Note 16): Outstanding - 502,440,336 common shares issued, less 710,831 shares held in trust	18,675,660	18,334,869
Stock options (Notes 16 and 17)	172,145	201,755
Contributed surplus		22,074
Retained earnings	2,026,242	963,172
Other reserves (Note 18)	(41,147)	(98,955)
Total equity	20,832,900	19,422,915
Total liabilities and equity	29,987,018	28,684,949
Commitments and contingencies (Note 27)